NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
NET LOSS PER SHARE
NOTE 21:-	NET LOSS PER SHARE

a.	Details of the number of shares and loss used in the computation of loss per share from continuing operations:

	Year ended December 31,
	2015		2016		2017
	Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

Basic and diluted loss	21,718,401	(21,671)	21,862,169	(18,885)	23,341,040	(14,533)

b.	Details of the number of shares and loss used in the computation of loss per share from discontinued operation:

	Year ended December 31,
	2015		2016		2017
	Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

Basic and diluted loss	21,718,401	(417)	-	-	23,341,040	(7,616)

c.          Net loss per share from continuing and discontinued operations:

	Year ended December 31,
	2015	2016	2017
Basic and Diluted loss per share:
Net loss from continuing operations	(1.00)	(0.86)	(0.62)

Loss from discontinued operation	(0.02)	-	(0.33)

Net loss per share	(1.02)	(0.86)	(0.95)